Subsequent Events (Details Narrative) - Subsequent Event [Member]	Mar. 20, 2020 USD ($) Days	Mar. 11, 2020 USD ($) shares	Jan. 02, 2020 USD ($)
Convertible Note [Member] | Jetco Holdings, LLC [Member]
Debt principal amount	$ 20,000
Debt maturity date	Mar. 20, 2021
Debt conversion description	The conversion price for the principal and interest in connection with voluntary conversions by the Holder shall be 70% multiplied by the Market Price (as defined herein)(representing a discount rate of 30%), subject to adjustment as described herein ("Conversion Price"). Market Price" means the lowest one (1) Trading Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date.
Debt conversion, threshold percentage of stock price trigger	70.00%
Debt conversion, trading days | Days	20
Debt term	1 year
Debt interest rate	3.00%
Consulting Agreement [Member] | Brian McFadden [Member]
Agreement term			1 year
Amount to be compensated			$ 250,000
Agreement description			The Agreement has a term of one (1) year and the Consultant is to be compensated Two Hundred Fifty Thousand and NO/100 Dollars ($250,000).
Consulting Agreement [Member] | Timothy Cabrera [Member]
Agreement term			1 year
Amount to be compensated			$ 250,000
Agreement description			The Agreement has a term of one (1) year and the Consultant is to be compensated Two Hundred Fifty Thousand and NO/100 Dollars ($250,000).
Asset Purchase Agreement [Member]
Agreement description		Under the terms of the Agreement, Buyer is to remit $70,850 via wire transfer at Closing and shall issue to a representative of the Selling Parties Two Hundred Thirty-Eight Thousand Seven Hundred and Fifty (238,750) shares of restricted common stock. In addition, the Selling Parties shall have the right to additional earn out compensation based upon the following metrics: (i) at such time as the purchased assets achieve cumulative revenue of $2,500,000, the Selling Parties shall earn One Hundred Twenty-Five Thousand (125,000) shares of common stock; and (ii) at such time as the purchased assets achieve cumulative revenue of $5,000,000, the Selling Parties shall earn One Hundred Twenty-Five Thousand (125,000) shares of common stock. The Closing of the transaction occurred on March 11, 2020.
Amount to be remitted		$ 70,850
Asset Purchase Agreement [Member] | Representive of Selling Parties [Member]
Number of shares issued at closing, shares | shares		238,750